Loan Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Loan Receivable, Net [Abstract]
Schedule of loans receivable
	December 31, 2018	December 31, 2017
Loan receivable, gross
Business loans	$108,913,922	$56,215,822
Personal loans	112,594,344	125,340,963
	221,508,266	181,556,785
Provision for loan losses
Collectively assessed	(23,264)	(99,563)
Individually assessed	(128,904,336)	(64,195,127)
	(128,927,600)	(64,294,690)
Loan receivable, net	$92,580,666	$117,262,095

Loan receivable – related parties, net	$490,724	$1,244,739
Loan receivable – third parties, net	$92,089,942	$116,017,356

Schedule of aging of loans

The following table represents the aging of loans as of December 31, 2018 by type of loan:

	1-89 Days Past Due	90-179 Days Past Due	180-365 Days Past Due	Over 1 year Past Due	Total Past Due	Current	Total Loans
Business loans	$1,856,751	$1,129,755	$27,739,900	$12,248,816	$42,975,222	$65,938,700	$108,913,922
Personal loans	174,480	14,292,196	40,137,089	56,827,383	111,431,148	1,163,196	112,594,344
	$2,031,231	$15,421,951	$67,876,989	$69,076,199	$154,406,370	$67,101,896	$221,508,266

The following table represents the aging of loans as of December 31, 2017 by type of loan:

	1-89 Days Past Due	90-179 Days Past Due	180-365 Days Past Due	Over 1 year Past Due	Total Past Due	Current	Total Loans
Business loans	$9,976,350	$4,368,880	$507,116	$6,925,968	$21,778,314	$34,437,508	$56,215,822
Personal loans	28,303,969	30,824,416	3,777,245	940,469	63,846,099	61,494,864	125,340,963
	$38,280,319	$35,193,296	$4,284,361	$7,866,437	$85,624,413	$95,932,372	$181,556,785

Summary of the company's loan portfolio by collateral

The following table summarizes the Company’s loan portfolio by collateral as of December 31, 2018:

	Business loans	Personal loans	Total
Guarantee backed loans	$29,176,804	$36,135,657	$65,312,461
Pledged assets backed loans	75,665,930	74,774,960	150,440,890
Collateral backed loans	4,071,188	1,683,727	5,754,915
	$108,913,922	$112,594,344	$221,508,266

The following table summarizes the Company’s loan portfolio by collateral as of December 31, 2017:

	Business loans	Personal loans	Total
Guarantee backed loans	$36,515,140	$43,953,134	$80,468,274
Pledged assets backed loans	13,861,166	79,028,972	92,890,138
Collateral backed loans	5,839,516	2,358,857	8,198,373
	$56,215,822	$125,340,963	$181,556,785

Schedule of gross loans receivable for loans
	December 31,	December 31,
	2018	2017
Business loans	$-	$-
Personal loans	4,966,849	5,310,886
Total pledged loans receivable	$4,966,849	$5,310,886